Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of composition of the fleet and spare engines, leases

Aircraft Type	Model	At December 31, 2024	At December 31, 2023
A319	132	1	3
A320	233	40	39
A320	232	4	1
A320NEO	271N	53	51
A321	231	10	10
A321NEO	271N	33	25
		141	129

Engine spare Type	Model	At December31, 2024	At December 31, 2023
V2500	V2527M-A5	2	3
V2500	V2527E-A5	2	5
V2500	V2527-A5	4	6
PW1100	PW1127G-JM	9	5
PW1100	PW1133G-JM	1	1
		18	20
(1)	Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Management evaluates extensions based on the market conditions at the time of renewal.

Summary of carrying amounts of right-of-use assets

	Aircraft leases		Spare engine leases		Land and building leases		Total
As of December 31, 2022	US$	2,110,753	US$	24,181	US$	45,997	US$	2,180,931
Additions		401,943		—		2,774		404,717
Extensions		64,994		7,825		767		73,586
Modifications		32,167		9,006		—		41,173
Depreciation on right-of-use assets		(337,694)		(11,524)		(12,797)		(362,015)
As of December 31, 2023		2,272,163		29,488		36,741		2,338,392
Additions		460,120		—		23,387		483,507
Extensions		81,317		5,361		—		86,678
Modifications		(480)		27,175		1,190		27,885
Disposals		(31,130)		(25,782)		—		(56,912)
Foreign currency conversion		—		—		(35)		(35)
Depreciation on right-of-use assets		(384,235)		(12,012)		(13,688)		(409,935)
As of December 31, 2024	US$	2,397,755	US$	24,230	US$	47,595	US$	2,469,580

Summary of carrying amounts of lease liabilities

	2024		2023
As of January 1	US$	2,891,442	US$	2,708,723
Additions		470,859		404,650
Modifications		114,551		114,759
Disposals		(59,780)		(4,378)
Accretion of interest		231,661		194,416
Foreign exchange effect		(3,802)		2,346
Payments		(583,395)		(529,074)
As of 31 December	US$	3,061,536	US$	2,891,442
Current	US$	391,158	US$	372,697
Non-current	US$	2,670,378	US$	2,518,745

Summary of amounts recognized in profit or loss

	For the years ended December 31,
	2024		2023		2022
Depreciation of right-of-use assets	US$	(409,935)	US$	(362,015)	US$	(320,443)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)		(250,530)		(191,967)		(174,769)
Aircraft and engine variable lease expenses		(135,155)		(103,845)		(124,532)
Short-term leases and leases of low-value assets		(4,865)		(7,925)		(6,680)
Total amount recognized in profit or loss	US$	(800,485)	US$	(665,752)	US$	(626,424)